Expense Example, No Redemption - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Fidelity Advisor Europe Fund - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,777
Fidelity Advisor Europe Fund - Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Advisor Europe Fund - Class I
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	798
Fidelity Advisor Europe Fund - Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653